UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	12/31/03

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):	/  / is a restatement
					/  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-03851

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD S. SPENCER III
Manager
831-479-0422

Signature, Place and Date of Signing:

                .

/s/ Richard S. Spencer III
--------------------------
Santa Cruz, CA
February 10, 2004

Report Type (Check only one):

/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total (x$1000):  $149,303

List of Other Included Managers:  None


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

FORM 13F INFORMATION TABLE - FOURTH QUARTER 2003
WESTCLIFF CAPITAL MANAGEMENT, LLC
                                                      Shares/
                         Title of             Value  Principal  SH/  PUT  Investment  Other
Name of Issuer            Class      CUSIP   (x1000)   Amount   PRN  CALL Discretion  Mgrs   Sole  Shared  None
--------------           --------  --------- ------- ---------  ---  ---- ----------  -----  ------------------

Adams Res & Energy Inc.    COM     006351308     62      4600   SH          SOLE             4600
Advanced Digital           COM     007525108    550     39280   SH          SOLE            39280
  Information
Arch Goal Inc.             COM     039380100     87      2800   SH          SOLE             2800
Aspect Telecom             COM     04523Q102   4286    272130   SH          SOLE           272130
Blue Coat Systems, Inc.    COM     09534T508   4422    198221   SH          SOLE           198221
CE Franklin LTD            COM     125151100   3097   1474900   SH          SOLE          1474900
Carbo Ceramics Inc.        COM     140781105   1131     22070   SH          SOLE            22070
Cardiac Science Inc.       COM     141410209   2309    578800   SH          SOLE           578800
Cimarex Energy Co.         COM     171798101     40      1500   SH          SOLE             1500
Closure Medical Corp.      COM     189093107    764     22400   SH          SOLE            22400
Diamond Offshore Drilling  COM     25271C102   2469    120400   SH          SOLE           120400
Diedrich Coffee            COM     253675201   2452    638460   SH          SOLE           638460
Diedrich Coffee - Private  COM     253675201   1216    316773   SH          SOLE           316773
Diedrich Coffee - Warrant  COM     253675201      0    208331   SH          SOLE           208331
DorChester Minerals LP     COM     25820R105    101      5200   SH          SOLE             5200
Dril Quip Inc              COM     262037104   1104     67750   SH          SOLE            67750
Ensco International, Inc.  COM     26874Q100   1834     67500   SH          SOLE            67500
Epicor Software            COM     29426L108   6602    517435   SH          SOLE           517435
Gasco Energy Inc.          COM     367220100    173    134900   SH          SOLE           134900
Gevity HR Inc.             COM     374393106   2162     97200   SH          SOLE            97200
GlobalSantafe Corp         COM     G3930E101   1267     51040   SH          SOLE            51040
Grant Prideco Inc.         COM     38821G101   1782    136880   SH          SOLE           136880
Grey Wolf Inc.             COM     397888108   1347    360070   SH          SOLE           360070
Harvest Natural Resources  COM     41754V103   2556    256900   SH          SOLE           256900
  Inc.
Interlink Electronics      COM     458751104   2020    287721   SH          SOLE           287721
Internet Security Systems  COM     46060X107   2196    116620   SH          SOLE           116620
Intevac                    COM     461148108   1719    121900   SH          SOLE           121900
KFX Inc.                   COM     48245L107  19196   2542500   SH          SOLE          2542500
KFX Inc.- Warrants         COM     48245L115  34986   7288750   SH          SOLE          7288750
Key Energy                 COM     492914106     52      5000   SH          SOLE             5000
Kos Pharmaceuticals Inc.   COM     500648100   3152     73280   SH          SOLE            73280
Kyphon Inc.                COM     501577100    574     23100   SH          SOLE            23100
LCA-Vision Inc.            COM     501803308   4267    201562   SH          SOLE           201562
Marimba Inc.               COM     56781Q109   5919   1076140   SH          SOLE          1076140
Martrix Service Co         COM     576853105    132      7300   SH          SOLE             7300
Maverick Tube Corp         COM     577914104    228     11840   SH          SOLE            11840
Mission Resources          COM     605109107    117     52200   SH          SOLE            52200
National Oil Well          COM     637071101    117    187315   SH          SOLE           187315
NetFlix                    COM     64110L106   4188     77020   SH          SOLE            77020
Newfield Explorations      COM     651290108   4212       880   SH          SOLE              880
Noble Corp                 COM     G65422100     39      2000   SH          SOLE             2000
PYR Energy Warrant         COM     693677106     72    134535   SH          SOLE           134535
Parallel Petroleum         COM     699157103      0    100000   SH          SOLE           100000
Peabody Energy             COM     704549104    355      1200   SH          SOLE             1200
Penn Virginia CP           COM     707882106     50       800   SH          SOLE              800
Penn Virginia Resource     COM     707884102     45      1300   SH          SOLE             1300
  Partners
Plains Exploration &       COM     726505100     45    198400   SH          SOLE           198400
  Productio
Polycom Inc.               COM     73172K104   3053    106400   SH          SOLE           106400
Pride International Inc.   COM     74153Q102   2077    100140   SH          SOLE           100140
Rowan Companies            COM     779382100   1867     19720   SH          SOLE            19720
Secure Computing Corp      COM     813705100    457    165100   SH          SOLE           165100
Select Medical Corp        COM     816196109   2957    129600   SH          SOLE           129600
Sonic Solutions            COM     835460106   2110     71200   SH          SOLE            71200
Sykes Enterprises          COM     871237103   1089    122100   SH          SOLE           122100
TheraSense, Inc.           COM     883381105   1049     91100   SH          SOLE            91100
Transocean Inc.            COM     G90078109   1838    112560   SH          SOLE           112560
Treasure Island Royalty    COM     894626209   2703   1847942   SH          SOLE          1847942
  Trust
Trident Microsystems Inc.  COM     895919108    425     43700   SH          SOLE            43700
Ultra Petroleum Corp       COM     903914109    761    109000   SH          SOLE           109000
Ventana Medical Sys Inc.   COM     92276H106   2684     20550   SH          SOLE            20550
Westmoreland Coal Co.      COM     960878106    810      2600   SH          SOLE             2600